N-4	May 01, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC Variable Annuity Separate Account III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	Jun. 28, 2024
Amendment Flag	false
C000221967 [Member]
Prospectus:
Portfolio Company Name [Text Block]	“NYLI” (New York Life Investments)